Debt Financings (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount		$ 24,440,852,000
Secured debt financing, net of deferred debt discount	9,338,742,000	9,764,631,000	9,556,634,000
Unsecured debt financing, net of deferred debt discount	13,870,363,000	13,619,641,000	16,997,466,000
Debt financing, net of deferred debt discount	24,209,105,000	24,384,272,000	27,554,100,000
Subordinated debt	1,000,000,000	1,000,000,000	1,000,000,000
Senior Debt Obligations
Debt financings and information regarding the collateral provided for secured debt
Debt financing, net of deferred debt discount	23,209,105,000	23,384,272,000	26,554,100,000
Secured Debt
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	9,346,883,000	9,782,083,000
Less: Deferred debt discount	(8,141,000)	(17,452,000)	(22,309,000)
Secured debt financing, net of deferred debt discount	9,338,742,000	9,764,631,000	9,556,634,000
Net Book Value	17,770,323,000	20,036,998,000
Collateral provided, number of aircraft	453	524
Secured Debt | Senior secured bonds
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	3,900,000,000	3,900,000,000	3,900,000,000
Net Book Value	6,559,515,000	6,804,212,000
Collateral provided, number of aircraft	174	174
Secured Debt | ECA financings
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	1,982,649,000	2,335,147,000	2,777,285,000
Net Book Value	5,399,268,000	5,582,665,000
Collateral provided, number of aircraft	119	119
Secured Debt | Bank debt
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	2,014,234,000	2,246,936,000	1,601,658,000
Net Book Value	2,958,706,000	5,201,225,000
Collateral provided, number of aircraft	63	151
Secured Debt | Bank debt | Consolidated VIEs
Debt financings and information regarding the collateral provided for secured debt
Non-recourse to ILFC	279,200,000	97,000,000	113,700,000
Secured Debt | Institutional secured term loans
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	1,450,000,000	1,300,000,000	1,300,000,000
Net Book Value	2,852,834,000	2,448,896,000
Collateral provided, number of aircraft	97	80
Secured Debt | AeroTurbine Revolving Credit Agreement | Subsidiary borrower
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	266,000,000
Unsecured Debt
Debt financings and information regarding the collateral provided for secured debt
Less: Deferred debt discount	(39,701,000)	(39,128,000)	(47,977,000)
Unsecured debt financing, net of deferred debt discount	13,870,363,000	13,619,641,000
Unsecured Debt | Bank debt
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount			234,600,000
Unsecured Debt | Bonds and Medium-Term Notes
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	$ 13,910,064,000	$ 13,658,769,000	$ 16,810,843,000